General and Administrative Expenses (Details) - Schedule of General and Administrative Expenses - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Schedule of General and Administrative Expenses [Abstract]
Professional services	$ 529	$ 1,085	$ 457
Share-based compensation	1,271	3,513	1,953
Salaries and social benefits	700	837	406
Insurance	266	1,174	645
Traveling abroad	98	165	56
Others	249	362	171
Total general and administrative expenses	$ 3,113	$ 7,136	$ 3,688